Taxes payable (Tables)	12 Months Ended
Dec. 31, 2017
Taxes payable
Schedule of taxes payable

	2017	2016
Corporate taxes on income	24,108	18,145
Special mining lien and special mining tax	8,731	664
Withholding taxes	3,737	3,494
Value-added tax on sales and services	366	6,393
Social contribution on revenue	185	182
Social integration program	39	39
Other	3,943	931

	41,109	29,848